Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue, net	$ 78,424	$ 63,421	$ 47,840
Cost of goods sold	55,396	44,492	34,468
Gross profit	23,028	18,929	13,372
Operating expenses
Research and development	8,512	7,603	6,451
Sales and marketing	4,191	3,135	2,412
General and administrative	10,632	8,012	8,243
Total operating expenses	23,335	18,750	17,106
Income (loss) from operations	(307)	179	(3,734)
Other income (expense)
Interest expense	(1,125)	(1,381)	(1,338)
Other income (expense), net	26	257	(256)
Total other expense	(1,099)	(1,124)	(1,594)
Loss before income taxes	(1,406)	(945)	(5,328)
Income taxes	0	0	0
Net loss	$ (1,406)	$ (945)	$ (5,328)
Net loss per share-basic and diluted, as revised	$ (0.14)	$ (3.56)	$ (20.21)
Weighted average shares used to compute net loss per share, as revised: Basic and diluted	9,964,955	265,576	263,658